Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$1,761,274	$1,447,335
Deferred compensation	90,002	133,671
Deferred tax asset	1,851,277	1,581,006
Less valuation allowance	(1,851,277)	(1,581,006)

Deferred tax asset, net	$--	$--

Schedule of income tax (benefit) provision
	December 31,	December 31,
	2021	2020
U.S. statutory federal rate	21%	21%
State income tax rate, net of federal benefit	6%	6%
Change in valuation allowance	(27)%	(27)%

Effective tax rate	--	--